Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	RECRUITER.COM GROUP, INC
Entity Central Index Key	0001462223
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	500 Seventh Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	855
Local Phone Number	931-1500